INCOME TAXES	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 17 – INCOME TAXES

	As of September 30,
	2018	2017	2016
Deferred tax assets:
Bad debt allowance recorded for accounts receivable	$299,596	$272,557	$247,227
Net operating loss carry-forward	152,257	-	-
Less: valuation allowance	(152,257)	-	-
Total	$299,596	$272,557	$247,227

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company’s deferred tax assets as of September 30, 2018, 2017 and 2016 were $299,596, $272,557 and 247, 227, respectively, which were mainly derived from the temporary difference from provision of doubtful accounts and net operating loss carry forward of Wenzhou Zhengfeng with effective period from October 01, 2018 to September 30, 2023. The Company evaluated the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized.

Income taxes for the years ended September 30, 2018 and 2017 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2018	2017	2016
Current	$1,435,521	$1,019,147	$1,209,114
Deferred	(37,311)	(24,142)	(103,674)
Total	$1,398,210	$995,005	$1,105,440

Per the consolidated statements of operations and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2018 and 2017 as follows:

	For the year ended September 30,
	2018	2017
Income before taxes excluded the amounts of loss incurring entities	$9,982,326	$7,178,353
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	1,497,349	1,076,753
Tax effect of 50% R&D expenses deduction	(123,948)	(99,833)
Tax effect of deferred tax recognized	(37,311)	(24,142)
Tax effect of non-deductible expenses	62,120	42,227
Income tax expenses	$1,398,210	$995,005

Under the Law of the People's Republic of China on Enterprise Income Tax ("New EIT Law"), which was effective from January 1, 2008, both domestically- owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Zhejiang Zhengkang was entitled High and New Technology Enterprise ("HNTE") and enjoyed preferential tax rate of 15% for a three-year validity period from April 16, 2009. And the HNTE certificate was renewed on October 29, 2012, September 17, 2015 and September 17, 2018 all with a three-year validity period respectively. Thus, Zhejiang Zhengkang is eligible for a 15% preferential tax rate from April 16, 2009 to September 16, 2021.

ZK International and XSigma is not subject to income taxes under the current laws of BVI. ZK Pipe was registered in Hong Kong and is subject to corporate income tax at 16.5% if revenue is generated in Hong Kong. Wenzhou Zhengfeng, Zhenglong Ecommerce and Wenzhou Weijia were both registered in the PRC and have applicable EIT rate of 25%. ZK Uganda was registered in the Republic of Uganda and is subject to corporate income tax at 30% if revenue is generated in Uganda.